Geographic information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 909,247	$ 1,236,365
Non-current receivables from contracts with customers	2,092,283	1,964,969
United Kingdom
Disclosure of geographical areas [line items]
Revenue from contracts with customers	143,916	286,812
Non-current receivables from contracts with customers	36,439	32,342
Sweden
Disclosure of geographical areas [line items]
Revenue from contracts with customers	139,768	168,146
Non-current receivables from contracts with customers	1,397,053		$ 1,305,295
USA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	131,380	225,002
Non-current receivables from contracts with customers	4,965	5,017
Germany
Disclosure of geographical areas [line items]
Revenue from contracts with customers	77,297	118,961
Non-current receivables from contracts with customers	34,275	27,058
China
Disclosure of geographical areas [line items]
Revenue from contracts with customers	66,469	19,848
Non-current receivables from contracts with customers	574,643		$ 549,531
Norway
Disclosure of geographical areas [line items]
Revenue from contracts with customers	56,162	32,024
Belgium
Disclosure of geographical areas [line items]
Revenue from contracts with customers	46,981	47,490
Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	42,456	50,171
Netherlands
Disclosure of geographical areas [line items]
Revenue from contracts with customers	41,399	62,130
Denmark
Disclosure of geographical areas [line items]
Revenue from contracts with customers	41,172	27,836
Australia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	36,786	48,163
Korea
Disclosure of geographical areas [line items]
Revenue from contracts with customers	13,908	19,469
Switzerland
Disclosure of geographical areas [line items]
Revenue from contracts with customers	12,973	19,290
Finland
Disclosure of geographical areas [line items]
Revenue from contracts with customers	12,656	24,184
Italy
Disclosure of geographical areas [line items]
Revenue from contracts with customers	4,118	28,051
Other regions
Disclosure of geographical areas [line items]
Revenue from contracts with customers	41,806	58,788
Non-current receivables from contracts with customers	$ 44,908	$ 45,726